Other Assets (Notes Receivable Due From Equity Investments) (Details) - Equity Investment - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total notes receivable due from equity investments	$ 184,558	$ 201,979
Less-current portion	25,933	19,075
Long-term portion	$ 158,625	$ 182,904